Shareholders' equity - Additional Information (Detail) (USD $)	1 Months Ended	12 Months Ended					12 Months Ended						12 Months Ended
	Mar. 13, 2012	Dec. 31, 2012	Feb. 14, 2012	Dec. 31, 2011	Mar. 22, 2011	Dec. 18, 2007	Dec. 31, 2012 Dividend Payment First	Dec. 31, 2012 Dividend Payment Second	Dec. 31, 2012 Dividend Payment Third	Dec. 31, 2012 Dividend Payment Fourth	Dec. 31, 2012 Series A Noncumulative Perpetual Preferred Stock	Jun. 20, 2012 Series A Noncumulative Perpetual Preferred Stock	Dec. 31, 2012 Series C Noncumulative Perpetual Preferred Stock	Oct. 10, 2012 Series C Noncumulative Perpetual Preferred Stock	Sep. 19, 2012 Series C Noncumulative Perpetual Preferred Stock
Class of Stock [Line Items]
Common stock, authorized		3,500,000,000		3,500,000,000
Common stock, par value		$ 0.01		$ 0.01
Common stock, outstanding		1,163,490,341
Preferred stock, authorized		100,000,000
Preferred stock, par value		$ 0.01
Carrying value		$ 1,068,000,000									$ 500,000,000	$ 500,000,000	$ 568,000,000 [1]		$ 568,000,000
Depositary stock issued														1,300,000	22,000,000
Percentage of interest in share															0.025%
Dividend payment, day and month							--03-20	--06-20	--09-20	--12-20
Preferred stock Redemption date													2017-09
Preferred stock Redemption period, following a regulatory capital treatment event													90 days
Redeemable noncontrolling interests		178,000,000		114,000,000
Repurchase of shares of common stock, authorized						35,000,000
Repurchase of shares of common stock, additional authorized			12,000,000		13,000,000
Common stock shares available for repurchase		6,800,000
Aggregate value of common stock authorized to be repurchased	1,160,000,000
Repurchase of common stock, shares		49,800,000
Repurchase of common stock, price per share		$ 22.38
Repurchase of common stock, value		1,120,000,000
Maximum dollar value of shares that may yet be purchased under the program		$ 416,000,000

[1]	The carrying value is recorded net of issuance costs.